Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual)	3 Months Ended								12 Months Ended
	Oct. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)
Revenue, Net	$ 17,312,823	$ 16,915,135	$ 16,340,153	$ 14,047,890	$ 16,752,447	$ 20,781,340	$ 18,676,107	$ 17,358,844	$ 64,616,001	$ 73,568,738	$ 82,977,732
UNITED STATES
Revenue, Net									51,379,528	57,402,020	65,457,787
Non-US [Member]
Revenue, Net									13,236,473	16,166,718	17,519,945
Customer One [Member]
Revenue, Net									$ 9,700,000	10,000,000	$ 14,000,000
Customer Two [Member]
Revenue, Net										$ 8,000,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers									1	2	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk, Percentage									15.10%	13.60%	16.80%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk, Percentage										10.80%
Customer Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Customer One [Member]
Concentration Risk, Percentage									8.60%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | UNITED STATES
Concentration Risk, Percentage									80.00%	78.00%	79.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Non-US [Member]
Concentration Risk, Percentage									20.00%	22.00%	21.00%